Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation

														Life used to compute depreciation in latest income statement (17)
				Initial Cost		Costs Capitalized subsequent to Acquisition		Gross Amount carried at December 31, 2012 (19)
Property	Location	Encumbrances		Land	Buildings and Fixtures	Land	Buildings and Fixtures	Land	Buildings and Fixtures	Total	Accumulated Depreciation	Net	Date of Construction
Birchall at Ross Bridge	Birmingham, AL	—		$2,640	$28,842	$—	$447	$2,640	$29,289	$31,929	$(1,324)	$30,605	2009	1 - 40
Eagle Ridge	Birmingham, AL	—	(1)	851	7,667	—	3,485	851	11,152	12,003	(5,931)	6,072	1986	1 - 40
Abbington Place	Huntsville, AL	—	(1)	524	4,724	—	2,561	524	7,285	7,809	(3,898)	3,911	1987	1 - 40
Paddock Club Huntsville	Huntsville, AL	—		909	10,152	830	12,552	1,739	22,704	24,443	(10,546)	13,897	1993	1 - 40
Edge at Lyon's Gate	Phoenix, AZ	—		7,901	27,182	—	674	7,901	27,856	35,757	(4,280)	31,477	2007	1 - 40
Sky View Ranch	Gilbert, AZ	—		2,668	14,577	—	554	2,668	15,131	17,799	(1,924)	15,875	2007	1 - 40
Talus Ranch	Phoenix, AZ	—		12,741	47,701	—	1,522	12,741	49,223	61,964	(10,572)	51,392	2005	1 - 40
Tiffany Oaks	Altamonte Springs, FL	—	(1)	1,024	9,219	—	5,264	1,024	14,483	15,507	(8,651)	6,856	1985	1 - 40
Marsh Oaks	Atlantic Beach, FL	—		244	2,829	—	1,815	244	4,644	4,888	(3,001)	1,887	1986	1 - 40
Indigo Point	Brandon, FL	—		1,167	10,500	—	3,083	1,167	13,583	14,750	(6,462)	8,288	1989	1 - 40
Paddock Club Brandon	Brandon, FL	—		2,896	26,111	—	3,322	2,896	29,433	32,329	(14,327)	18,002	1998	1 - 40
Preserve at Coral Square	Coral Springs, FL	—	(4)	9,600	40,004	—	5,947	9,600	45,951	55,551	(13,341)	42,210	1996	1 - 40
The Retreat at Magnolia Parke	Gainesville, FL	—		2,040	16,338	—	112	2,040	16,450	18,490	(932)	17,558	2009	1 - 40
Atlantic Crossing	Jacksonville, FL	—		4,000	19,495	—	986	4,000	20,481	24,481	(1,185)	23,296	2008	1 - 40
Hunter's Ridge at Deerwood	Jacksonville, FL	—		1,533	13,835	—	6,209	1,533	20,044	21,577	(10,293)	11,284	1987	1 - 40
Lakeside	Jacksonville, FL	—		1,430	12,883	—	8,667	1,430	21,550	22,980	(13,408)	9,572	1985	1 - 40
Lighthouse at Fleming Island	Jacksonville, FL	—	(1)	4,047	35,052	—	3,319	4,047	38,371	42,418	(12,487)	29,931	2003	1 - 40
Paddock Club Jacksonville	Jacksonville, FL	—		2,292	20,750	—	3,776	2,292	24,526	26,818	(12,382)	14,436	1993	1 - 40
Tattersall at Tapestry Park	Jacksonville, FL	—		6,417	36,069	—	314	6,417	36,383	42,800	(1,865)	40,935	2009	1 - 40
Woodbridge at the Lake	Jacksonville, FL	—		645	5,804	—	4,364	645	10,168	10,813	(6,495)	4,318	1985	1 - 40
Woodhollow	Jacksonville, FL	—	(1)	1,686	15,179	(8)	8,325	1,678	23,504	25,182	(13,180)	12,002	1986	1 - 40
Paddock Club Lakeland	Lakeland, FL	—	(1)	2,254	20,452	(1,033)	7,473	1,221	27,925	29,146	(14,364)	14,782	1989	1 - 40
Paddock Park Ocala	Ocala, FL	6,772	(3)	2,284	21,970	—	4,477	2,284	26,447	28,731	(14,192)	14,539	1987	1 - 40
Retreat at Lake Nona	Orlando, FL	—		7,880	41,175	—	189	7,880	41,364	49,244	(467)	48,777	2006	1 - 40
The Club at Panama Beach	Panama City, FL	—		898	14,276	(5)	2,791	893	17,067	17,960	(7,591)	10,369	2000	1 - 40
Paddock Club Tallahassee	Tallahassee, FL	—		530	4,805	950	13,193	1,480	17,998	19,478	(9,193)	10,285	1992	1 - 40

Belmere	Tampa, FL	—	(1)	852	7,667	—	4,965	852	12,632	13,484	(8,138)	5,346	1984	1 - 40
Links at Carrollwood	Tampa, FL	—		817	7,355	110	4,869	927	12,224	13,151	(6,501)	6,650	1980	1 - 40
Village Oaks	Tampa, FL	—		2,738	19,055	84	1,185	2,822	20,240	23,062	(2,987)	20,075	2007	1 - 40
Park Crest at Innisbrook	Palm Harbor, FL	30,114		6,900	26,613	—	(895)	6,900	25,718	32,618	(3,116)	29,502	2000	1 - 40
High Ridge	Athens, GA	—	(1)	884	7,958	—	2,434	884	10,392	11,276	(5,406)	5,870	1987	1 - 40
Allure at Brookwood	Atlanta, GA	—		11,168	52,758	—	102	11,168	52,862	64,030	(745)	63,285	2008	1 - 40
Allure in Buckhead Village Residential	Atlanta, GA	—		8,633	19,844	—	370	8,633	20,214	28,847	(454)	28,393	2002	1 - 40
Sanctuary at Oglethorpe	Atlanta, GA	23,500		6,875	31,441	—	2,321	6,875	33,762	40,637	(5,361)	35,276	1994	1 - 40
Bradford Pointe	Augusta, GA	—		772	6,949	—	2,943	772	9,892	10,664	(5,120)	5,544	1986	1 - 40
Shenandoah Ridge	Augusta, GA	—	(1)	650	5,850	8	4,517	658	10,367	11,025	(6,829)	4,196	1982	1 - 40
Westbury Creek	Augusta, GA	3,480	(12)	400	3,626	—	1,712	400	5,338	5,738	(2,858)	2,880	1984	1 - 40
Fountain Lake	Brunswick, GA	—		502	4,551	—	2,824	502	7,375	7,877	(3,782)	4,095	1983	1 - 40
Willow Creek	Columbus, GA	—		614	5,523	—	4,746	614	10,269	10,883	(5,658)	5,225	1974	1 - 40
Prescott	Duluth, GA	—	(5)	3,840	24,011	—	1,888	3,840	25,899	29,739	(7,759)	21,980	2001	1 - 40
Lanier	Gainesville, GA	16,312		3,560	22,611	—	2,411	3,560	25,022	28,582	(7,109)	21,473	1998	1 - 40
Lake Club	Gainesville, GA	—	(5)	3,150	18,383	—	1,172	3,150	19,555	22,705	(5,424)	17,281	2001	1 - 40
Whispering Pines	LaGrange, GA	—		823	7,470	(2)	2,668	821	10,138	10,959	(5,527)	5,432	1983	1 - 40
Austin Chase	Macon, GA	—		1,409	12,687	—	2,612	1,409	15,299	16,708	(7,518)	9,190	1996	1 - 40
The Vistas	Macon, GA	—		595	5,403	—	1,937	595	7,340	7,935	(4,011)	3,924	1985	1 - 40
Avala at Savannah Quarters	Savannah, GA	—		1,500	24,862	—	475	1,500	25,337	26,837	(1,372)	25,465	2009	1 - 40
Georgetown Grove	Savannah, GA	—		1,288	11,579	—	2,424	1,288	14,003	15,291	(6,951)	8,340	1997	1 - 40
Oaks at Wilmington Island	Savannah, GA	—	(4)	2,910	25,315	—	1,819	2,910	27,134	30,044	(6,051)	23,993	1999	1 - 40
Wildwood	Thomasville, GA	—		438	3,971	371	5,848	809	9,819	10,628	(5,349)	5,279	1982	1 - 40
Three Oaks	Valdosta, GA	—		462	4,188	459	7,148	921	11,336	12,257	(6,214)	6,043	1984	1 - 40
Huntington Chase	Warner Robins, GA	—	(4)	1,160	10,437	—	2,308	1,160	12,745	13,905	(5,628)	8,277	1997	1 - 40
Southland Station	Warner Robins, GA	—		1,470	13,284	—	3,449	1,470	16,733	18,203	(8,998)	9,205	1988	1 - 40
Fairways at Hartland	Bowling Green, KY	—		1,038	9,342	—	3,161	1,038	12,503	13,541	(6,737)	6,804	1996	1 - 40
Grand Reserve Lexington	Lexington, KY	—	(1)	2,024	31,525	—	1,665	2,024	33,190	35,214	(11,862)	23,352	2000	1 - 40
Lakepointe	Lexington, KY	—	(1)	411	3,699	—	2,188	411	5,887	6,298	(3,631)	2,667	1986	1 - 40
Mansion, The	Lexington, KY	—	(1)	694	6,242	—	3,065	694	9,307	10,001	(5,689)	4,312	1989	1 - 40
Village, The	Lexington, KY	—	(1)	900	8,097	—	4,232	900	12,329	13,229	(7,551)	5,678	1989	1 - 40
Stonemill Village	Louisville, KY	—		1,169	10,518	—	8,103	1,169	18,621	19,790	(10,861)	8,929	1985	1 - 40
Crosswinds	Jackson, MS	—	(1)	1,535	13,826	—	4,587	1,535	18,413	19,948	(10,554)	9,394	1989	1 - 40
Pear Orchard	Jackson, MS	—	(1)	1,351	12,168	—	7,500	1,351	19,668	21,019	(11,676)	9,343	1985	1 - 40

Reflection Pointe	Jackson, MS	5,854	(8)	710	8,770	138	6,857	848	15,627	16,475	(8,915)	7,560	1986	1 - 40
Lakeshore Landing	Ridgeland, MS	—	(1)	676	6,284	—	2,131	676	8,415	9,091	(2,807)	6,284	1974	1 - 40
Savannah Creek	Southaven, MS	—	(1)	778	7,013	—	2,864	778	9,877	10,655	(5,816)	4,839	1989	1 - 40
Sutton Place	Southaven, MS	—	(1)	894	8,053	—	3,504	894	11,557	12,451	(6,774)	5,677	1991	1 - 40
Market Station	Kansas City, MO	—		5,814	46,241	—	41	5,814	46,282	52,096	(359)	51,737	2010	1 - 40
Hermitage at Beechtree	Cary, NC	—		900	8,099	—	4,619	900	12,718	13,618	(6,700)	6,918	1988	1 - 40
Waterford Forest	Cary, NC	—	(5)	4,000	20,250	—	2,149	4,000	22,399	26,399	(6,167)	20,232	1996	1 - 40
1225 South Church I	Charlotte, NC	—		4,780	22,342	—	162	4,780	22,504	27,284	(1,254)	26,030	2010	1 - 40
Hue	Raleigh, NC	—		3,690	29,910	—	1,250	3,690	31,160	34,850	(2,086)	32,764	2009	1 - 40
Preserve at Brier Creek	Raleigh, NC	—		5,850	21,980	(19)	22,471	5,831	44,451	50,282	(8,610)	41,672	2004	1 - 40
Providence at Brier Creek	Raleigh, NC	—		4,695	29,007	—	702	4,695	29,709	34,404	(4,630)	29,774	2007	1 - 40
Corners, The	Winston-Salem, NC	—		685	6,165	—	2,793	685	8,958	9,643	(5,907)	3,736	1982	1 - 40
Colony at South Park	Aiken, SC	—	(1)	862	7,867	—	1,610	862	9,477	10,339	(3,285)	7,054	1982	1 - 40
Woodwinds	Aiken, SC	—	(1)	503	4,540	—	2,197	503	6,737	7,240	(3,601)	3,639	1988	1 - 40
Tanglewood	Anderson, SC	—		427	3,853	—	3,103	427	6,956	7,383	(4,221)	3,162	1980	1 - 40
Fairways, The	Columbia, SC	7,701	(9)	910	8,207	—	2,819	910	11,026	11,936	(6,565)	5,371	1992	1 - 40
Paddock Club Columbia	Columbia, SC	—	(1)	1,840	16,560	—	3,666	1,840	20,226	22,066	(10,682)	11,384	1991	1 - 40
Highland Ridge	Greenville, SC	—	(1)	482	4,337	—	2,251	482	6,588	7,070	(3,648)	3,422	1984	1 - 40
Howell Commons	Greenville, SC	—	(1)	1,304	11,740	—	3,511	1,304	15,251	16,555	(8,691)	7,864	1987	1 - 40
Paddock Club Greenville	Greenville, SC	—	(1)	1,200	10,800	—	1,846	1,200	12,646	13,846	(6,699)	7,147	1996	1 - 40